Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Non-Derivatives:
Cash and cash equivalents	$ 783,427	$ 527,591	$ 566,384	$ 679,225
Trade accounts receivable	95,700		29,667
Current portion of long-term debt	(512,045)		(521,282)
Long-term debt	(1,436,410)		(930,973)
Derivatives:
Deposits, money market deposits	115,500		301,800
Interest income, money market deposits	12,900	$ 13,400
Trade accounts receivable, lease and operate agreement	92,600
Reimbursement of capital spares	43,152		0
Lease and operate agreement, net pre-commissioning contractual cash flows, trade receivable	31,000
Lease and operate agreement, post-commercial operations date, services invoiced	14,000
Deferred financing costs	$ 31,474		22,686
Perenco | Golar debt
Derivatives:
Equity method investment, ownership percentage	10.06%
Hilli
Non-Derivatives:
Trade accounts receivable	$ 29,700
Gimi conversion
Non-Derivatives:
Trade accounts payable	(5,100)		(80,900)
Engineering, procurement and construction agreement. MKII EPC
Non-Derivatives:
Trade accounts payable	(65,100)		(100,200)
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	783,427		566,384
Restricted cash and short-term deposits	123,874		150,198
Trade accounts receivable	95,700		29,667
Interest receivable from money-market deposits and bank accounts	1,962		2,053
Receivable from IRS derivatives	1,415		1,745
Trade accounts payable	(82,909)		(198,906)
Short-term debt - 2021 Unsecured Bonds	(189,678)		(189,642)
Long-term debt - 2024 Unsecured Bonds	(300,000)		0
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	783,427		566,384
Restricted cash and short-term deposits, fair value	123,874		150,198
Trade accounts receivable, fair value	95,700		29,667
Interest receivable from money-market deposits and bank accounts, fair value	1,962		2,053
Receivable from IRS derivatives, fair value	1,415		1,745
Trade accounts payable, fair value	(82,909)		(198,906)
Short-term debt - 2021 Unsecured Bonds, fair value	(190,081)		(191,147)
Long-term debt - 2024 Unsecured Bonds, fair value	(301,959)		0
Level 2 | Carrying value
Non-Derivatives:
Current portion of long-term debt	(326,718)		(337,299)
Long-term debt	(588,533)		(948,000)
Long-term debt - 2025 Convertible Bonds	(575,000)		0
Level 2 | Carrying value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	46,011		105,828
Level 2 | Carrying value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	21,806		33,417
Level 2 | Fair value
Non-Derivatives:
Current portion of long-term debt, fair value	(326,718)		(337,299)
Long-term debt, fair value	(588,533)		(948,000)
Long-term debt - 2025 Convertible Bonds, fair value	(590,399)		0
Level 2 | Fair value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	46,011		105,828
Level 2 | Fair value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	$ 21,806		$ 33,417